Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,580	$ 3,459
Less: Accumulated amortization	1,611	1,309
Net carrying amount	1,969	2,150
Amortization of intangible assets	345	254	184
Future amortization expense, 2012	312
Future amortization expense, 2013	267
Future amortization expense, 2014	231
Future amortization expense, 2015	198
Future amortization expense, 2016	173
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,499	1,414
Less: Accumulated amortization	330	181
Net carrying amount	1,169	1,233
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,110	1,127
Less: Accumulated amortization	518	420
Net carrying amount	592	707
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	971	918
Less: Accumulated amortization	763	708
Net carrying amount	$ 208	$ 210